Investments (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summarised Financial Information of Joint Ventures

Summarized Financial Information of Profertil [1]
For the years ended December 31	2024	2023
Sales	667	762
Depreciation and amortization	5	5
Interest expense	4	10
Interest income	49	170
Income tax expense	4	166
Net earnings and total comprehensive income	244	178
Proportionate share of Profertil earnings	122	89
Elimination of unrealized profit	1	1
Total proportionate share of Profertil earnings	123	90
Dividends received from Profertil	114	199

Disclosure of Investments
		Principal Place	Proportion of Ownership Interest and
		of Business and	Voting Rights Held (%)		Carrying Amount
As at December 31	Principal Activity	Incorporation	2024	2023	2024	2023
Equity-accounted investees
Profertil	Nitrogen producer	Argentina	50	50	349	340
Canpotex	Marketing and logistics of potash	Canada	50	50	‐	‐
Other associates and joint ventures					128	142
Total equity-accounted investees					477	482
Investments at FVTOCI
Sinofert Holdings Limited ("Sinofert")	Fertilizer supplier and distributor	China/Bermuda	19	22	211	180
Other					10	10
Total investments at FVTOCI					221	190
Investments at FVTPL
Other					‐	45
Total investments at FVTPL					‐	45
Investments at amortized cost
Other					‐	19
Total investments at amortized cost					‐	19
Total investments					698	736

We continuously assess our ability to exercise significant influence or joint control over our investments. We elected to account for our investment in Sinofert as FVTOCI as it is held for strategic purposes.

Disclosure of Joint Venture Explanatory
As at December 31	2024	2023
Current assets [2]	297	355
Non-current assets	666	658
	963	1,013
Current liabilities [3]	85	143
Non-current liabilities [4]	179	186
	264	329
Net assets of Profertil	699	684
Proportionate share of net assets of Profertil	350	342
Elimination of unrealized profit	(1)	(2)
Carrying amount of interest in Profertil	349	340

1  Summarized financial information of Profertil, which represents the amounts included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies.

2  Includes cash and cash equivalents of $110 million (2023 – $204 million).

3  Includes current financial liabilities (excluding trade and other payables and provisions) of $5 million (2023 – $21 million).

4  Includes non-current financial liabilities (excluding trade and other payables and provisions) of $11 million (2023 – $‐ million).